Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The table below includes the carrying value and fair value for our financial instruments for which it is practicable to estimate fair value (in thousands):

	March 31, 2022		December 31, 2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Asset:
Investments in real-estate related loans	$13,031	$13,031	$13,035	$13,035
Financial Liability:
Fixed rate mortgages	$450,431	$448,954	$213,009	$216,566
Floating rate mortgages	$321,592	$320,466	$407,022	$409,377
Variable rate revolving credit facility	$—	$—	$20,000	$20,000
Construction loans	$66,174	$66,174	$116,656	$116,656
Series 2016 Preferred Stock	$139,838	$139,838	$139,996	$139,996
Series 2017 Preferred Stock	$—	$—	$2,586	$2,586
Series 2019 Preferred Stock	$127,335	$127,335	$111,863	$111,863
Unsecured promissory notes	$43,443	$43,443	$43,543	$43,543

The table below includes the carrying value and fair value for our financial instruments for which it is practicable to estimate fair value (in thousands):

	As of December 31, 2021		As of December 31, 2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Asset:
Investments in real-estate related loans	$13,035	$13,035	$8,206	$8,206
Financial Liability:
Fixed rate mortgages	$213,009	$216,566	$35,995	$38,658
Floating rate mortgages	$407,022	$409,377	$—	$—
Variable rate revolving credit facility	$20,000	$20,000	$35,500	$35,500
Construction loans	$116,656	$116,656	$—	$—
Series 2016 Preferred Stock	$139,996	$139,996	$—	$—
Series 2017 Preferred Stock	$2,586	$2,586	$—	$—
Series 2019 Preferred Stock	$111,863	$111,863	$32,933	$32,933
Unsecured promissory notes, net	$43,543	$43,543	$—	$—